Related Party Transactions - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Accounts payable - related party	$ 2,232	$ 5,922	$ 7,222
Outstanding accounts payable paid		$ 5,900
Unit holder of Parent | Consent Fees
Related Party Transaction [Line Items]
Consent fees incurred	$ 2,200